Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	DEEP GREEN WASTE & RECYCLING, INC.
Entity Central Index Key	0001637866
Entity Tax Identification Number	30-1035174
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	260 Edwards Plz #21266
Entity Address, City or Town	Saint Simons Island
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31522
City Area Code	(833)
Local Phone Number	304-7336
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3278 Wilshire Boulevard
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(213)
Local Phone Number	369-8112
Contact Personnel Name	Gary L. Blum